MARYLAND DEPARTMENT OF ASSESSMENT AND TAXATION

Date: 10/31/2024

VENABLE LLP

SUITE 900

750 E. PRATT STREET

BALTIMORE MD 21202

THIS LETTER IS TO CONFIRM ACCEPTANCE OF THE FOLLOWING FILING:

ENTITY NAME	:	WESTERN ASSET GLOBAL CORPORATE OPPORTUNITY FUND INC.
DEPARTMENT ID	:	D13227962
TYPE OF REQUEST	:	ARTICLES OF AMENDMENT / NAME CHANGE
DATE FILED	:	10-31-2024
TIME FILED	:	12:31 PM
RECORDING FEE	:	$100.00
EXPEDITED FEE	:	$445.00
COPY FEE	:	$23.00
FILING NUMBER	:	1000362014702023
CUSTOMER ID	:	0003999468
WORK ORDER NUMBER	:	0005216042

PLEASE VERIFY THE INFORMATION CONTAINED IN THIS LETTER. NOTIFY THIS DEPARTMENT IN WRITING IF ANY INFORMATION IS INCORRECT. INCLUDE THE CUSTOMER ID AND THE WORK ORDER NUMBER ON ANY INQUIRIES.

Charter Division

Baltimore metro area (410) 767-4950

Outside metro area (888) 246-5941

0013924933
700 East Pratt Street 2nd Floor Suite 2700, Baltimore, Maryland 21202
Telephone (410)767-4950 / Toll free in Maryland (888)246-5941	CACCPT
MRS (Maryland Relay Service) (800)735-2258 TT/Voice
Website: www.dat.maryland.gov

ENTITY TYPE:	ORDINARY BUSINESS - STOCK
STOCK:	Y
CLOSE :	N
EFFECTIVE DATE:	10-31-2024
PRINCIPAL OFFICE:	2405 YORK ROAD
SUITE 201
LUTHERVILLE TIMONIUM MD 21093-2264
RESIDENT AGENT:	THE CORPORATION TRUST INCORPORATED
2405 YORK ROAD
SUITE 201
LUTHERVILLE TIMONIUM MD 21093-2264
COMMENTS :

THIS AMENDMENT RECORD INDICATES THE NAME CHANGE

FROM:      WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

TO:        WESTERN ASSET GLOBAL CORPORATE OPPORTUNITY FUND INC.

EFFECTIVE AT 9:00 A.M., EASTERN TIME ON NOVEMBER 1, 2024

OCT 31 2024

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

ARTICLES OF AMENDMENT

THIS IS TO CERTIFY THAT:

FIRST: The charter (the “Charter”) of Western Asset Global Corporate Defined Opportunity Fund Inc., a Maryland corporation (the “Corporation”), is hereby amended by deleting existing ARTICLE II in its entirety and substituting in lieu thereof a new Article to read as follows:

“ARTICLE II

NAME

The name of the corporation (which is hereinafter called the “Corporation”) is:

Western Asset Global Corporate Opportunity Fund Inc.”

SECOND: The Charter of the Corporation is hereby further amended by deleting existing ARTICLE IX in its entirety and substituting in lieu thereof a new Article to read as follows:

“ARTICLE IX

PERPETUAL EXISTENCE

The duration of the Corporation shall be perpetual.”

THIRD: The amendment to the charter of the Corporation as hereinabove set forth in Article FIRST was approved by a majority of the entire Board of Directors of the Corporation (the “Board”) and was limited to a change expressly authorized by Section 2-605(a)(1) of the Maryland General Corporation Law without action by the stockholders.

FOURTH: The amendment to the charter of the Corporation as hereinabove set forth in Article SECOND has been duly advised by the Board and approved by the stockholders of the Corporation entitled to vote thereon as required by law.

FIFTH: The foregoing amendments to the charter of the Corporation shall become effective at 9:00 a.m., Eastern Time, on November 1, 2024.

SIXTH: The undersigned acknowledges these Articles of Amendment to be the corporate act of the Corporation and, as to all matters or facts required to be verified under oath, the undersigned acknowledges that, to the best of such officer’s knowledge, information and belief, these matters and facts are true in all material respects and that this statement is made under the penalties for perjury.

Docusign Envelope ID: 9D7CAE04-A3EF-4928-BC33-7F92F014DFA5

IN WITNESS WHEREOF, the Corporation has caused these Articles to be signed in its name and on its behalf by its President and Chief Executive Officer and attested to by its Secretary on this 31st day of October, 2024.

ATTEST:	WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

/s/Marc A De Oliveira Marc A. De Oliveira	/s/Jane Trust Jane Trust
Secretary	President and Chief Executive Officer

CORPORATE CHARTER APPROVAL SHEET

** EXPEDITED SERVICE **    ** KEEP WITH DOCUMENT **

DOCUMENT CODE 09A BUSINESS CODE 03	Affix Barcode Label Here

# D13227962

Close Stock X Nonstock

P.A. Religious

Merging /Converting

Affix Text Label Here

Surviving/Resulting

New Name Western Asset Global

Corporate Opportunity Fund Inc.

FEES REMITTED
Base Fee: 100	X Change of Name
Org. & Cap. Fee:	Change of Principal Office
Expedite Fee: 445	Change of Resident Agent
Penalty:	Change of Resident Agent Address
State Recordation Tax:	Resignation of Resident Agent
State Transfer Tax:	Designation of Resident Agent and Resident Agent’s Address
1 Certified Copies
Copy Fee: 23	Change of Business Code
Certificates
Certificate of Status Fee:	Adoption of Assumed Name
Personal Property Filings:
NP Fund:
Other:	Other Change(s)

TOTAL FEES: 568

Credit Card Check Cash	Code

1 Documents on 1 Checks	Attention:

Approved By: 42	Mail: Names and Address

Keyed By:

COMMENT(S):

* effective at 9: 00a:m., Eastern Time, on November 1, 2024.

Stamp Work Order and Customer Number HERE